                          SUPPLEMENT DATED MAY 31, 2006
            TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS FOR
                         THE HARTFORD MUTUAL FUNDS, INC.
                     DATED MARCH 1, 2006 (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE HARTFORD SMALL COMPANY FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of The Hartford Small Company Fund (the "Fund") approved a sub-advisory agreement between Hartford Investment Financial Services, LLC ("HIFSCO"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening The Hartford Small Company Fund's Class A, Class B and Class C shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the Prospectus is revised as follows:

     Effective June 12, 2006, under the heading "The Hartford Small Company Fund" on page 102 of the Prospectus, the first two paragraphs are deleted and replaced with the following:

EFFECTIVE JUNE 12, 2006, THE FUND WILL RE-OPEN ITS CLASS A, CLASS B AND CLASS C SHARES TO NEW INVESTMENTS.

     On the same page, under the sub-heading "Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

     On page 102, under the sub-heading "Main Risks," the second and fourth paragraphs are deleted.

     On the same page, under the sub-heading "Main Risks," the following paragraphs are inserted after the paragraph discussing the risk of investing in foreign investments:

The sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

     On page 183, under the heading "Management of the Funds, The Investment Sub-Advisers," the first sentence of the second paragraph listing the funds sub-advised by Hartford Investment Management is amended by inserting Small Company Fund between Short Duration Fund and Tax-Free California Fund.

     On page 194, under the heading "Management of the Funds, Portfolio Managers of the Funds," the disclosure regarding the "Portfolio Managers" for the Small Company Fund is deleted and replaced with the following:

SMALL COMPANY FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse, Executive Vice President of Hartford Investment Management has served as portfolio manager of the fund since June 12, 2006. Mr. Waterhouse joined Hartford Investment Management in 2005. Prior to joining the firm, Mr. Waterhouse was partner and chief investment officer at Think Equity Capital (2003-2005) and a managing director at Moore Capital Management, LLC (2001-2003).

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Vice President and Equity Portfolio Manager, has served as portfolio manager for the fund since March 2006. Mr. Mortimer joined Wellington Management as an investment professional in 2001. Prior to joining the firm, Mr. Mortimer was an equity analyst responsible for the software and retail sectors at Vinik Asset Management (1998-2000).

Mario E. Abularach, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the fund since January 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000).

INVESTMENT MANAGEMENT FEE REDUCTION

     Effective June 12, 2006, Hartford Investment Financial Services, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for The Hartford Small Company Fund. Accordingly, the following changes are being made to the Prospectus:

     On page 185, under the heading "Management of the Funds, Management Fees," the fee schedule for the Global Leaders Fund, International Opportunities Fund, MidCap Fund, MidCap Value Fund and Small Company Fund is amended by deleting the Small Company Fund from the list of funds preceding the fee schedule.

     On page 186, under the heading "Management of the Funds, Management Fees," the following fee schedule is inserted after the fee schedule for the "Money Market Fund":

SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $250 Million            0.85%
Next $250 Million             0.80%
Next $500 Million             0.75%
Next $500 Million             0.70%
Amount Over $1.5 Billion      0.65%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                          SUPPLEMENT DATED MAY 31, 2006
             TO THE CLASS Y PROSPECTUS FOR THE HARTFORD MUTUAL FUNDS
                     DATED MARCH 1, 2006 (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE HARTFORD SMALL COMPANY FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of The Hartford Small Company Fund (the "Fund") approved a sub-advisory agreement between Hartford Investment Financial Services, LLC ("HIFSCO"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets. Accordingly, the Prospectus is revised as follows:

     Effective June 12, 2006, on page 95 under the heading "The Hartford Small Company Fund, Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

     On the same page, under the sub-heading "Main Risks," the second and fourth paragraphs are deleted.

     On the same page, under the sub-heading "Main Risks," the following paragraphs are inserted after the paragraph discussing the risk of investing in foreign investments:

The sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

     On page 154, under the heading "Management of the Funds, The Investment Sub-Advisers," the first sentence of the second paragraph listing the funds sub-advised by Hartford Investment Management is amended by inserting Small Company Fund between Short Duration Fund and Tax-Free California Fund.

     On page 165, under the heading "Management of the Funds, Portfolio Managers of the Funds," the disclosure regarding the "Portfolio Managers" for the Small Company Fund is deleted and replaced with the following:

SMALL COMPANY FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse, Executive Vice President of Hartford Investment Management has served as portfolio manager of the fund since June 12, 2006. Mr. Waterhouse joined Hartford Investment Management in 2005. Prior to joining the firm, Mr. Waterhouse was partner and chief investment officer at Think Equity Capital (2003-2005) and a managing director at Moore Capital Management, LLC (2001-2003).

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Vice President and Equity Portfolio Manager, has served as portfolio manager for the fund since March 2006. Mr. Mortimer joined Wellington Management as an investment professional in 2001. Prior to joining the firm, Mr. Mortimer was an equity analyst responsible for the software and retail sectors at Vinik Asset Management (1998-2000).

Mario E. Abularach, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the fund since January 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000).

INVESTMENT MANAGEMENT FEE REDUCTION

     Effective June 12, 2006, Hartford Investment Financial Services, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for The Hartford Small Company Fund. Accordingly, the following changes are being made to the Prospectus:

     On Page 156, under the heading "Management of the Funds, Management Fees," the fee schedule for the Global Leaders Fund, International Opportunities Fund, MidCap Fund, MidCap Value Fund and Small Company Fund is amended by deleting the Small Company Fund from the list of funds preceding the fee schedule.

     On Page 157, under the heading "Management of the Funds, Management Fees," the following fee schedule is inserted after the fee schedule for the "Money Market Fund":

SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $250 million            0.85%
Next $250 million             0.80%
Next $500 million             0.75%
Next $500 million             0.70%
Amount Over $1.5 billion      0.65%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                          SUPPLEMENT DATED MAY 31, 2006
            TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS FOR
     THE HARTFORD SMALL CAP, MID CAP AND MULTI CAP FUNDS DATED MARCH 1, 2006
               (AS SUPPLEMENTED MARCH 10, 2006) (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE HARTFORD SMALL COMPANY FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of The Hartford Small Company Fund (the "Fund") approved a sub-advisory agreement between Hartford Investment Financial Services, LLC ("HIFSCO"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening The Hartford Small Company Fund's Class A, Class B and Class C shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the Prospectus is revised as follows:

     Effective June 12, 2006, under the heading "Introduction" on page 2, the fifth paragraph is deleted and replaced with the following:

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each fund is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"), except for The Hartford Small Company Fund, which uses a multi-manager approach whereby portions of the fund's cash flows are allocated among two different sub-advisers, Wellington Management and Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO, Wellington Management and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

     Under the heading "The Hartford Small Company Fund" on page 22 of the Prospectus, the first two paragraphs are deleted and replaced with the following:

EFFECTIVE JUNE 12, 2006, THE FUND WILL RE-OPEN ITS CLASS A, CLASS B AND CLASS C SHARES TO NEW INVESTMENTS.

     On the same page, under the sub-heading "Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

     On page 22, under the sub-heading "Main Risks," the second paragraph is deleted and replaced with the following paragraphs:

The sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

     On page 23, under the sub-heading "Main Risks," the first paragraph is deleted.

     On page 40, under the heading "Management of the Funds," the sub-heading "The Investment Sub-Adviser" is deleted and replaced with the sub-heading "The Investment Sub-Advisers."

     On the same page, under the sub-heading "The Investment Sub-Advisers" the following paragraph is inserted after the first paragraph:

Hartford Investment Management Company ("Hartford Investment Management") serves as additional investment sub-adviser to The Hartford Small Company Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2005, Hartford Investment Management had investment management authority over approximately $116 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

     On page 42, under the heading "Management of the Funds, Portfolio Managers of the Funds," the disclosure regarding the "Portfolio Managers" for the Small Company Fund is deleted and replaced with the following:

SMALL COMPANY FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse, Executive Vice President of Hartford Investment Management has served as portfolio manager of the fund since June 12, 2006. Mr. Waterhouse joined Hartford Investment Management in

2005. Prior to joining the firm, Mr. Waterhouse was partner and chief investment officer at Think Equity Capital (2003-2005) and a managing director at Moore Capital Management, LLC (2001-2003).

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Vice President and Equity Portfolio Manager, has served as portfolio manager for the fund since March 2006. Mr. Mortimer joined Wellington Management as an investment professional in 2001. Prior to joining the firm, Mr. Mortimer was an equity analyst responsible for the software and retail sectors at Vinik Asset Management (1998-2000).

Mario E. Abularach, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the fund since January 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000).

INVESTMENT MANAGEMENT FEE REDUCTION

     Effective June 12, 2006, Hartford Investment Financial Services, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for The Hartford Small Company Fund. Accordingly, the Prospectus is revised as follows:

     On page 40, under the heading "Management of the Funds, Management Fees," the fee schedule for the MidCap Fund, MidCap Value Fund and Small Company Fund is amended by deleting the Small Company Fund from the list of funds preceding the fee schedule.

     On the same page, under the heading "Management of the Funds, Management Fees," the following fee schedule is inserted after the fee schedule for the "Capital Appreciation Fund":

SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $250 million            0.85%
Next $250 million             0.80%
Next $500 million             0.75%
Next $500 million             0.70%
Amount Over $1.5 billion      0.65%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                          SUPPLEMENT DATED MAY 31, 2006
             TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
                       THE HARTFORD MUTUAL FUNDS, INC. AND
                       THE HARTFORD MUTUAL FUNDS II, INC.
                         DATED MARCH 1, 2006 (THE "SAI")

The SAI is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO THE HARTFORD SMALL COMPANY FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of The Hartford Small Company Fund (the "Fund") approved a sub-advisory agreement between Hartford Investment Financial Services, LLC, and Hartford Investment Management Company ("Hartford Investment Management")(the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to The Hartford Small Company Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening The Hartford Small Company Fund's Class A, Class B and Class C shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the SAI is revised as follows:

     Effective June 12, 2006, under the heading "General Information" on page 1, the last two sentences in the fourth paragraph are deleted.

     On page 85, under the heading "Investment Management Arrangements," the first sentence of the second paragraph listing the funds sub-advised by Hartford Investment Management is amended by inserting the Small Company Fund between the Short Duration Fund and the Total Return Bond Fund.

     On page 130, under the heading "Portfolio Transactions and Brokerage," the fourth sentence of the first paragraph is amended by removing the parenthetical stating "(except Hartford Investment Management)" from the sentence.

INVESTMENT MANAGEMENT FEE REDUCTION

     Effective June 12, 2006, Hartford Investment Financial Services, LLC, agreed to reduce its investment management fee by adding breakpoints at certain asset levels for The Hartford Small Company Fund. Accordingly, the SAI is revised as follows:

     On page 89, under the heading "Investment Management Fees," the fee table for the Global Leaders Fund, International Opportunities Fund, MidCap Fund, MidCap Value Fund and Small Company Fund is amended by deleting the Small Company Fund from the list of funds preceding the fee table.

     On page 90, under the heading "Investment Management Fees," the following fee schedule is inserted after the fee schedule for the "Select SmallCap Growth Fund:"

Small Company Fund

Average Daily Net Assets   Annual Rate
------------------------   -----------
First $250 million            0.85%
Next $250 million             0.80%
Next $500 million             0.75%
Next $500 million             0.70%
Amount Over $1.5 billion      0.65%

     Under the heading "Sub-advisory/Investment Services Fees" on page 91, the sub-advisory fee table for the Capital Appreciation Fund, Global Leaders Fund, Growth Fund, International Opportunities Fund, MidCap Fund and Small Company Fund, is amended by deleting the Small Company Fund from the list of funds preceding the sub-advisory fee table.

     Under the heading "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" on page 102, the table listing accounts sub-advised by Hartford Investment Management managers is amended by inserting the following table between the listings for Edward Vaimberg and Timothy Wilhide:

                     REGISTERED
                     INVESTMENT
                       COMPANY     ASSETS    POOLED     ASSETS     OTHER       ASSETS
PORTFOLIO MANAGER     ACCOUNTS    MANAGED   ACCOUNTS   MANAGED   ACCOUNTS     MANAGED
-----------------    ----------   -------   --------   -------   --------   -----------
Mark Waterhouse(2)        0          $0         0         0          1      $33,784,636

     Under the headings "Portfolio Managers, Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" on the same page, the following footnote is added at the end of the table after footnote (1):

(2) Mark Waterhouse was named a portfolio manager for The Hartford Small Company Fund as of June 12, 2006. The information provided in the table above is current as of May 16, 2006.

     Under the heading "Portfolio Managers, Compensation of Hartford Investment Management Portfolio Managers" on page 104, the table listing each Fund sub-advised by Hartford Investment Management and its corresponding performance benchmark is amended by inserting between the Short Duration Fund and the Tax-Free California Fund the following information:

FUND                 BENCHMARK
----                 ---------
Small Company Fund   Russell 2000 Growth Index
                     Lipper MF Small Cap Growth Average

     Under the heading "Portfolio Managers, Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers" on page 106, the table listing the securities beneficially owned by Hartford Investment Management portfolio managers is amended by inserting the following after the listing for Edward Vaimberg:

                                                   DOLLAR RANGE OF
                                                   EQUITY SECURITIES
PORTFOLIO MANAGER    FUND(S) SUB-ADVISED/MANAGED   BENEFICIALLY OWNED
-----------------    ---------------------------   ------------------
Mark Waterhouse(1)   Small Company Fund            None

     Under the headings "Portfolio Managers, Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers" on the same page, the following footnote is added at the end of the table:

(1) Mark Waterhouse was named portfolio manager for The Hartford Small Company Fund as of June 12, 2006. The information provided in the table above is current as of May 16, 2006.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 31, 2006
              TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

This supplement amends the Class A, Class B and Class C Shares Prospectus of The Hartford Mutual Funds dated March 1, 2006 (the "Prospectus").

THE HARTFORD HIGH YIELD FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy", on page 60 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 31, 2006
                        TO THE CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

This supplement amends the Class Y Shares Prospectus of The Hartford Mutual Funds dated March 1, 2006 (the "Prospectus").

THE HARTFORD HIGH YIELD FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy", on page 53 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 31, 2006
              TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2006 (AS SUPPLEMENTED MARCH 10, 2006)
                       FOR THE HARTFORD FIXED INCOME FUNDS

This supplement amends the Class A, Class B and Class C Shares Prospectus of The Hartford Fixed Income Funds dated March 1, 2006 (as supplemented March 10, 2006) (the "Prospectus").

THE HARTFORD HIGH YIELD FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy", on page 6 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 31, 2006
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

This supplement amends the Combined Statement of Additional Information of The Hartford Mutual Funds dated March 1, 2006 (the "SAI").

THE HARTFORD HIGH YIELD FUND

Effective June 15, 2006, the SAI is revised as follows:

In the subsection entitled "High Yield-High Risk Debt Securities and Bank Loans", on page 16 of the SAI, the following sentence replaces the fourth sentence in this subsection:

Although the High Yield Fund is permitted to invest up to 100% of its total assets in securities and bank loans rated below investment grade, no more than 25% of total assets will be invested in securities and bank loans rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.